Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
MH Elite Small Cap Fund of Funds
Account Value [Line Items]
Accumulated Value	$ 22,885	$ 20,445	$ 20,535	$ 19,022	$ 18,041	$ 17,051	$ 15,692	$ 14,934	$ 19,707	$ 19,854	$ 17,202	$ 13,117	$ 14,287	$ 13,514	$ 11,655	$ 13,905	$ 13,032	$ 12,105	$ 11,594	$ 10,217	$ 10,000
MH Elite Fund of Funds
Account Value [Line Items]
Accumulated Value	27,185	25,150	23,796	22,378	20,069	18,730	16,855	16,368	21,243	20,181	17,741	14,654	14,816	13,721	11,836	13,124	12,885	11,693	10,698	9,951	10,000
MH Elite Select Portfolio of Funds
Account Value [Line Items]
Accumulated Value	17,027	15,517	13,638	14,055	13,533	12,974	12,027	11,953	16,295	16,386	15,270	12,340	12,704	11,911	10,571	12,123	12,515	11,457	10,284	10,091	10,000
MH Elite Income Fund of Funds
Account Value [Line Items]
Accumulated Value	14,410	13,780	13,279	12,798	12,505	11,943	11,651	11,603	12,923	12,807	12,616	11,635	11,986	11,629	10,788	10,984	11,149	10,935	10,577	10,514	10,000
Morningstar Small [Member]
Account Value [Line Items]
Accumulated Value	25,341		22,586		20,377		16,897		20,723		17,826		15,313		12,157		13,832		12,025		10,000
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	25,046	21,806	22,203	20,251	19,907	18,402	17,024	16,384	21,397	21,903	18,635	13,518	15,534	14,477	12,376	14,974	13,909	12,737	12,131	10,222	10,000
Morningstar Large [Member]
Account Value [Line Items]
Accumulated Value	39,289		33,378		26,687		21,038		26,135		20,670		17,067		12,968		13,582		11,159		10,000
Russell 1000 Index
Account Value [Line Items]
Accumulated Value	39,034	35,293	33,258	30,512	26,709	24,630	21,109	20,634	26,100	23,725	20,639	16,583	17,062	15,429	12,983	14,023	13,635	12,244	11,205	10,374	10,000
MSCI ACWI Ex USA Index
Account Value [Line Items]
Accumulated Value	23,450	20,908	17,675	17,649	16,708	15,741	14,377	13,921	17,148	17,285	15,733	12,548	14,098	13,115	11,534	13,018	13,467	12,027	10,490	9,942	10,000
Bloomberg US Aggregate Index
Account Value [Line Items]
Accumulated Value	$ 12,199	$ 11,826	$ 11,369	$ 11,149	$ 11,229	$ 10,863	$ 10,641	$ 10,966	$ 12,232	$ 12,224	$ 12,424	$ 12,265	$ 11,556	$ 11,279	$ 10,629	$ 10,456	$ 10,628	$ 10,498	$ 10,265	$ 10,531	$ 10,000